Deferred income taxes (Schedule of Reconciliation of Total Tax Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (27,365)	$ (21,935)
Income tax rate	30.00%	30.00%
Accounting profit	$ (8,210)	$ (6,581)
Effect on income taxes of:
Non-deductible share-based compensation	284	507
Unrecognized deductible temporary difference and carry forward amounts and experimental development expenditures	7,892	6,040
Other non-deductible items	34	34
Tax expense (income)